Financial instruments risk, Currency risk (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 MXN ($) $ / $	Dec. 31, 2022 MXN ($) $ / $	Jul. 26, 2024 $ / $
Currency Risk [Member]
Currency risk [Abstract]
Percentage of sales denominated in US dollars	80.00%	75.00%
Percentage of costs and expenses denominated in US dollars	35.00%	40.00%
Foreign exchange rate | $ / $	16.8935	19.3615	18.597
Currency Risk [Member] | Minimum [Member]
Currency risk [Abstract]
Assumed variance on foreign exchange rate	12.00%	4.91%
Currency Risk [Member] | Maximum [Member]
Currency risk [Abstract]
Assumed variance on foreign exchange rate	12.00%	4.91%
Currency Risk [Member] | US [Member]
Currency risk [Abstract]
Assets	$ 23,356	$ 34,219
Liabilities	(25,129)	(28,870)
Total assets (liabilities)	(1,773)	5,349
Currency Risk [Member] | Other Currencies [Member]
Currency risk [Abstract]
Assets	0	0
Liabilities	(276)	(40)
Total assets (liabilities)	(276)	(40)
12% Increase in the Exchange Rate [Member]
Currency risk [Abstract]
Total assets (liabilities)	(4,155)
12% Increase in the Exchange Rate [Member] | US [Member]
Currency risk [Abstract]
Assets	47,348
Liabilities	(50,943)
12% Increase in the Exchange Rate [Member] | Other Currencies [Member]
Currency risk [Abstract]
Assets	0
Liabilities	(560)
12% Decrease in the Exchange Rate [Member]
Currency risk [Abstract]
Total assets (liabilities)	4,155
12% Decrease in the Exchange Rate [Member] | US [Member]
Currency risk [Abstract]
Assets	(47,348)
Liabilities	50,943
12% Decrease in the Exchange Rate [Member] | Other Currencies [Member]
Currency risk [Abstract]
Assets	0
Liabilities	$ 560
4.91% Increase in the Exchange Rate [Member]
Currency risk [Abstract]
Total assets (liabilities)		5,400
4.91% Increase in the Exchange Rate [Member] | US [Member]
Currency risk [Abstract]
Assets		34,811
Liabilities		(29,370)
4.91% Increase in the Exchange Rate [Member] | Other Currencies [Member]
Currency risk [Abstract]
Assets		0
Liabilities		(41)
4.91% Decrease in the Exchange Rate [Member]
Currency risk [Abstract]
Total assets (liabilities)		(5,400)
4.91% Decrease in the Exchange Rate [Member] | US [Member]
Currency risk [Abstract]
Assets		(34,811)
Liabilities		29,370
4.91% Decrease in the Exchange Rate [Member] | Other Currencies [Member]
Currency risk [Abstract]
Assets		0
Liabilities		$ 41